Debt (Senior Secured Notes Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) entity	Dec. 31, 2014 USD ($)	Aug. 20, 2010 USD ($)
Debt Instrument [Line Items]
Long-term Debt	$ 29,806,843,000	$ 30,402,392,000
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Face amount			$ 3,900,000,000
Prepayment penalty percentage	1.00%
Number of subsidiaries that have guaranteed the debt | entity	2
6.5% Senior Secured Bonds, Due September 2014 [Member]
Debt Instrument [Line Items]
Face amount			$ 1,350,000,000
Stated interest rate			6.50%
Maturity date of facility	Sep. 01, 2014
6.75% Senior Secured Bonds, Due September 2016 [Member]
Debt Instrument [Line Items]
Face amount			$ 1,275,000,000
Stated interest rate			6.75%
Maturity date of facility	Sep. 01, 2016
7.125% Senior Secured Bonds, Due September 2018 [Member]
Debt Instrument [Line Items]
Face amount			$ 1,275,000,000
Stated interest rate			7.125%
Maturity date of facility	Sep. 01, 2018